Acquisitions - Fair Values of Assets Acquired and Liabilities Assumed by Partnership (Detail) - USD ($) $ in Thousands			1 Months Ended
	Aug. 11, 2014	Mar. 14, 2014	Aug. 31, 2014	Dec. 31, 2015	Dec. 31, 2014
ASSETS
Goodwill (towage segment)				$ 129,145	$ 129,145
Logitel Offshore Holding [Member]
ASSETS
Cash and cash equivalents	$ 8,089
Prepaid expenses	640
Advances on newbuilding contracts	44,570
Intangible assets	1,000
Total assets acquired	54,299
LIABILITIES
Accrued liabilities	4,098
Long-term debt	27,600
Total liabilities assumed	31,698
Net assets acquired	22,601
Cash consideration	4,000		$ 4,000
Contingent consideration	18,601
Logitel Offshore Holding [Member] | Preliminary Valuation [Member]
ASSETS
Cash and cash equivalents	8,089
Prepaid expenses	640
Advances on newbuilding contracts	46,809
Total assets acquired	55,538
LIABILITIES
Accrued liabilities	4,098
Long-term debt	26,270
Total liabilities assumed	30,368
Net assets acquired	25,170
Cash consideration	4,000
Contingent consideration	21,170
Logitel Offshore Holding [Member] | Scenario, Adjustment [Member]
ASSETS
Advances on newbuilding contracts	(2,239)
Intangible assets	1,000
Total assets acquired	(1,239)
LIABILITIES
Long-term debt	1,330
Total liabilities assumed	1,330
Net assets acquired	(2,569)
Contingent consideration	$ (2,569)
ALP Maritime Services B.V. [Member]
ASSETS
Cash and cash equivalents		$ 294
Other current assets		404
Advances on newbuilding contracts		164
Other assets - long-term		395
Goodwill (towage segment)		2,032
Total assets acquired		3,289
LIABILITIES
Current liabilities		387
Other long-term liabilities		286
Total liabilities assumed		673
Net assets acquired		2,616
Cash consideration		$ 2,616